Related party transactions (Details Narrative)	1 Months Ended	6 Months Ended			12 Months Ended
	Apr. 30, 2019 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Professional fees		$ 1,158,597		$ 1,284,994	$ 2,112,047		$ 809,974
Personnel costs		95,592			$ 143,073		$ 85,717
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Related Party Transaction [Line Items]
Concentration risk, percentage					10.00%	10.00%	10.00%
Management Consultancy Agreements [Member] | Justin Floyd [Member]
Related Party Transaction [Line Items]
Professional fees	$ 25,000
Annual expense		300,000			$ 300,000		$ 300,000
Management Consultancy Agreements [Member] | Justin Floyd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Personnel costs		0			0		0
Management Consultancy Agreements [Member] | Soumaya Hamzaoui [Member]
Related Party Transaction [Line Items]
Professional fees		22,000	€ 19,883		22,000	€ 19,883	21,000
Annual expense		$ 263,000	€ 238,596		$ 263,000	€ 238,596	$ 255,000